Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Exclusive License Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Exclusive License Agreement Expensed Through Cost of ATM Operating Revenues	$ 3.9	$ 4.0
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
U.S. [Member] | Customer and Bank Branding Contracts / Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Additional amortization expense			$ 1.3
Minimum [Member] | Customer and Bank Branding Contracts / Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	4 years
Minimum [Member] | Exclusive License Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years
Minimum [Member] | Non-Compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year
Minimum [Member] | Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year
Maximum [Member] | Customer and Bank Branding Contracts / Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Maximum [Member] | Exclusive License Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Maximum [Member] | Non-Compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Maximum [Member] | Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years